Janus Henderson Enterprise Fund Annual Fund Operating Expenses - Class A C S I N R T Shares [Member] - Janus Henderson Enterprise Fund	Sep. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	1.14%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	1.76%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.16%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.12%
Expenses (as a percentage of Assets)	0.76%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.66%
Class R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.41%
Class T
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	0.91%